Long-term financial investments	12 Months Ended
Dec. 31, 2024
Long-term Financial Investments [Abstract]
Long-term financial investments	Long-term financial investments:
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments, which are recognized at fair value (note 31).
13.    Long-term financial investments (cont'd):

Net carrying value	December 31, 2023	Contributions (Proceeds)	Change in Fair Value	December 31, 2024
Long-term investment - Forsee Power	$14,969	$—	$(12,699)	$2,270
Long-term investment - Wisdom Motor	4,100	—	(2,200)	1,900
Long-term investment - Quantron AG	4,400	1	(4,401)	—
Long-term investment - HyCap Fund	12,801	6,102	5,084	23,987
Long-term investment - Clean H2 Fund	4,075	5,328	(360)	9,043
Long-term investment - Templewater Fund	—	527	(212)	315
	$40,345	$11,958	$(14,788)	$37,515

Net carrying value	December 31, 2022	Contributions (Proceeds)	Change in Fair Value	December 31, 2023
Long-term investment - Forsee Power	$18,470	$—	$(3,501)	$14,969
Long-term investment - Wisdom Motor	10,000	(1,000)	(4,900)	4,100
Long-term investment - Quantron AG	5,333	3,304	(4,237)	4,400
Long-term investment - HyCap Fund	7,963	4,624	214	12,801
Long-term investment - Clean H2 Fund	565	3,983	(473)	4,075
	$42,331	$10,911	$(12,897)	$40,345
During the year ended December 31, 2024, changes in fair value and foreign exchange adjustments for long-term investments totalling $14,788,000 (2023 - $12,897,000) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31).
Investment in Forsee Power SA
In October 2021, the Corporation acquired a non-controlling 9.8% equity interest in Forsee Power SA ("Forsee Power"), a publicly traded French company specializing in the design, development, manufacture, commercialization, and financing of smart battery systems for sustainable electric transport.
During the year ended December 31, 2024, changes in fair value and foreign exchange adjustments totalling ($12,699,000) (2023 - ($3,501,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in Forsee Power of $2,270,000 as of December 31, 2024 (2023 - $14,969,000), now representing a non-controlling 7.3% equity interest.
Investment in Wisdom Motor Holdings Ltd.
In June 2022, the Corporation invested $10,000,000 and acquired a non-controlling 7.2% interest in Wisdom Group Holdings Ltd. ("Wisdom Motor"), a privately held Cayman Islands holding company with operating subsidiaries whose business includes the design and manufacture of vehicles, including zero emission fuel cell electric buses, trucks, and battery-electric vehicles. During the year ended December 31, 2023, the Corporation assigned its option held to purchase additional Series A Preferred Shares in Wisdom for consideration of $1,000,000, resulting in recovery of contributions of $1,000,000. The exercise of this option by the acquiring counterparties, diluted the Corporation's ownership interest from 7.2% to 6.7% as of December 31, 2024.
During the year ended December 31, 2024, changes in fair value totalling ($2,200,000) (2023 - ($4,900,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in Wisdom Motor of $1,900,000 (2023 - $4,100,000) as of December 31, 2024.
13.    Long-term financial investments (cont'd):
Investment in Quantron AG
In September 2022, the Corporation invested €5,000,000 ($5,183,000) and acquired a non-controlling 1.9% equity interest in Quantron AG, a privately held German electric vehicle integrator and specialty OEM to accelerate fuel cell truck adoption. During the year ended December 31, 2023, the Corporation made a committed additional contribution of €3,000,000 ($3,304,000) to exercise its option to purchase an additional 793 shares, resulting in a non-controlling ownership interest of 3.0% in Quantron AG as of December 31, 2024. In May 2024, the Corporation made a nominal additional contribution of $1,000 to purchase additional shares in order to maintain its non-controlling 3.0% equity interest. During 2024, Quantron AG commenced insolvency proceedings.
During the year ended December 31, 2024, changes in fair value and foreign exchange adjustments totalling ($4,401,000) (2023 -($4,237,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in Quantron AG of $nil (2023 - $4,400,000) as of December 31, 2024.
Investment in Hydrogen Funds
HyCap Fund I SCSp
In August 2021, the Corporation invested in HyCap Fund I SCSp (“HyCap”), a special limited partnership registered in Luxembourg. During the year ended December 31, 2024, the Corporation made additional contributions of £4,768,000 ($6,102,000) (2023 - £3,771,000 ($4,624,000)) for total contributions of £15,755,000 ($20,314,000).
During the year ended December 31, 2024, changes in fair value and foreign exchange adjustments totalling $5,084,000 (2023 - $214,000) were recognized as an unrealized gain in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in HyCap of $23,987,000 (2023 - $12,801,000) as of December 31, 2024.
Clean H2 Infrastructure Fund
In December 2021, the Corporation invested in Clean H2 Infrastructure Fund I ("Clean H2"), a special limited partnership registered in France. During the year ended December 31, 2024, the Corporation made additional contributions of €4,962,000 ($5,328,000) (2023 - €3,705,000 ($3,983,000)) for total contributions of €9,663,000 ($10,475,000).
During the year ended December 31, 2024, changes in fair value and foreign exchange adjustments totalling ($360,000) (2023 - ($473,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in Clean H2 of $9,043,000 (2023 - $4,075,000) as of December 31, 2024.
Investment in Decarbonization and Climate Technology Fund
Templewater Fund
In February 2024, the Corporation invested in Templewater Decarbonization I, L.P ("Templewater"), a special limited partnership registered in Cayman Islands. During the year ended December 31, 2024, the Corporation made initial contributions of $527,000 (2023 - $nil) representing a 2% equity interest, on a total commitment of $1,000,000, remainder yet to be paid.
During the year ended December 31, 2024, changes in fair value totalling ($212,000) (2023 - $nil) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance income and other (notes 25 and 31), resulting in net fair value investment in Templewater of $315,000 (2023 - $nil) as of December 31, 2024.